15. INCOME TAX: Schedule of components of deferred income tax assets (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of components of deferred income tax assets

	2022	2021

Deferred income tax assets
Non-capital loss carryforwards	$2,196,000	$2,045,000
Allowable capital losses	45,000	9,000
Share issue costs	18,000	12,000
	2,259,000	2,066,000
Valuation allowance	(2,259,000)	(2,066,000)

Net deferred income tax assets	$-	$-